Schedule of other income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Income
Research and development tax incentive	$ 326,613		$ 503,118
Export market development grant		43,200	66,600
Gain on liability extinguishment		18,160	282,490
Total other income	$ 326,613	$ 61,360	$ 852,208